UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [  ];  Amendment Number:
                                                 -------------
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nikos Hecht
           --------------------------------------------------
Address:   314 South Galena Street, Suite 300
           --------------------------------------------------
           Aspen, CO 81611
           --------------------------------------------------

Form 13F File Number:  28-12258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nikos Hecht
            --------------------------------------------------
Title:      N/A
            --------------------------------------------------
Phone:      212-698-8006
            --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nikos Hecht                   New York, New York         February 12, 2009
-------------------------    ----------------------------  ---------------------
   [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                          ---------------------------

Form 13F Information Table Entry Total:                15
                                          ---------------------------

Form 13F Information Table Value Total:             $10,815
                                          ---------------------------
                                                  (thousands)

List of Other Included Managers:
NONE.

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

                           FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7            COLUMN 8
------------------  --------   ---------   --------   -----------------------   ----------   --------   ---------------------------
                                                                                                              VOTING AUTHORITY
                                                                                                        ---------------------------
                      TITLE                 VALUE      SHRS OR    SH/    PUT/   INVESTMENT    OTHER
  NAME OF ISSUER    OF CLASS     CUSIP     (x$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS     SOLE      SHARED    NONE
------------------  --------   ---------   --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
AMBAC FINANCIAL     COMMON
 GROUP INC.          STOCK     023139108      4,024   3,095,205     SH                SOLE              3,095,205

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BLACKROCK
 CORPORATE HIGH     COMMON
 YIELD FUND, INC.    STOCK     09255L106         38      10,100     SH                SOLE                 10,100

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BLACKROCK
 CORPORATE HIGH
 YIELD FUND III,    COMMON
 INC.                STOCK     09255M104         29       8,000     SH                SOLE                  8,000

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BLACKROCK
 CORPORATE HIGH
 YIELD FUND V,      COMMON
 INC.                STOCK     09255N102         87      14,400     SH                SOLE                 14,400

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BLACKROCK
 DIVERSIFIED
 INCOME STRATEGIES  COMMON
 FUND INC.           STOCK     09255W102        134      23,600     SH                SOLE                 23,600

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BLACKROCK
 FLOATING RATE
 INCOME STRATEGIES  COMMON
 FUND II, INC.       STOCK     09255X100        360      41,050     SH                SOLE                 41,050

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BLACKROCK
 FLOATING RATE
 INCOME STRATEGIES  COMMON
 FUND, INC.          STOCK     09255Y108        297      35,050     SH                SOLE                 35,050

-----------------------------------------------------------------------------------------------------------------------------------

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

                           FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7            COLUMN 8
------------------   ----------  ---------  --------   -----------------------   ----------   --------   ---------------------------
                                                                                                               VOTING AUTHORITY
                                                                                                         ---------------------------
                       TITLE                 VALUE      SHRS OR    SH/    PUT/   INVESTMENT    OTHER
  NAME OF ISSUER     OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS     SOLE      SHARED    NONE
-------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
FIBERTOWER           COMMON
 CORPORATION          STOCK      31567R100       297   1,854,888     SH                SOLE              1,854,888

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HAYES LEMMERZ        COMMON
 INTERNATIONAL INC.   STOCK
                      NEW        420781304     3,842   8,538,318     SH                SOLE              8,538,318

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                     COMMON
LIN TV CORP           STOCK
                      (CLASS A)  532774106       332     305,000     SH                SOLE                305,000

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NABI                 COMMON
 BIOPHARMACEUTICALS   STOCK      629519109       352     105,000     SH                SOLE                105,000

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PULTE HOMES INC.     COMMON
                      STOCK      745867101       273      25,000     SH                SOLE                 25,000

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RITE AID CORP        COMMON      767754104       295     950,000     SH                SOLE                950,000

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SIX FLAGS INC.       PIERS       83001P505       144     200,000     SH                SOLE                200,000

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SPRINT NEXTEL        COMMON
 CORPORATION          STOCK      852061100       311     170,000     SH                SOLE                170,000

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

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